Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Revaluation of cash flow hedges	kr 0.0	kr 0.0	kr (0.9)